Future Benefit Payments for Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 812
2014	784
2015	795
2016	791
2017	722
Years 2018-2022	4,049
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2013	336
2014	293
2015	383
2016	430
2017	370
Years 2018-2022	¥ 2,791